--------------------------------------------------------------------------------
                   Semiannual Report - Financial Statements
--------------------------------------------------------------------------------


     T. ROWE PRICE


                   EXTENDED EQUITY
                   MARKET INDEX
                   FUND
                   -------------
                   JUNE 30, 1998
                   -------------

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Unaudited

--------------------
FINANCIAL HIGHLIGHTS           For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                      1/30/98
                                                                      Through
                                                                      6/30/98
NET ASSET VALUE

Beginning of period                                                $    10.00
                                                                   .............
Investment activities
  Net investment income                                                  0.04
  Net realized and unrealized gain (loss)                                1.20
                                                                   .............
  Total from investment activities                                       1.24
                                                                   .............
NET ASSET VALUE
End of period                                                      $    11.24
                                                                   -------------

Ratios/Supplemental Data

Total return*                                                           12.40%
 ................................................................................
Ratio of expenses to
average net assets                                                       0.40%+
 ................................................................................
Ratio of net investment
income to average
net assets                                                               0.94%+
 ................................................................................
Portfolio turnover rate                                                   9.3%
 ................................................................................
Net assets, end of period
(in thousands)                                                     $    14,969
 ................................................................................



* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
+ Annualized.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1998


-----------------------
Statement of Net Assets                              Shares/Par         Value
--------------------------------------------------------------------------------
                                                                 In thousands

  Common Stocks and Warrants  96.9%

  BASIC MATERIALS  1.0%

  Aluminum  0.1%

  MAXXAM                                                    100         $   6
  ..............................................................................
  Alumax *                                                   87             4
  ..............................................................................
                                                                           10
                                                                        ........
  Iron & Steel 0.3%

  AK Steel                                                  600            11
  ..............................................................................
  Texas Industries                                          200            11
  ..............................................................................
  Gibraltar Steel *                                         500            10
  ..............................................................................
  Huntco                                                    600             7
  ..............................................................................
  NS Group *                                                700             7
  ..............................................................................
  Steel of West Virginia *                                  600             5
  ..............................................................................
                                                                           51
                                                                        ........
  Miscellaneous Mining, Metals 0.4%

  Martin Marietta Materials                                 400            18
  ..............................................................................
  General Cable                                             400            12
  ..............................................................................
  Belden                                                    300             9
  ..............................................................................
  Titanium Metals                                           300             7
  ..............................................................................
  Metal Management *                                        600             6
  ..............................................................................
  Alpine Group *                                            300             6
  ..............................................................................
  Cable Design Technologies *                               200             4
  ..............................................................................
  Pittston Minerals                                         600             4
  ..............................................................................
                                                                           66
                                                                        ........

  Precious Metals 0.2%

  Newmont Gold                                              800            20
  ..............................................................................
  Royal Gold *                                            2,000            10
  ..............................................................................
                                                                           30
                                                                        ........
  Total Basic Materials                                                   157
                                                                        ........

  BUSINESS SERVICES AND TRANSPORTATION 8.8%

  Advertising 0.2%

  CMG Information Services *                                200            14
  ..............................................................................
  TMP Worldwide *                                           400            14
  ..............................................................................
  CKS Group *                                               300             5
  ..............................................................................
                                                                           33
                                                                        ........

     3
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
                                                                  in thousands
--------------------------------------------------------------------------------
                                                                  In thousands

  Airlines  1.0%

  Amtran *                                                    800        $  20
  ..............................................................................
  Northwest Airlines *                                        500           19
  ..............................................................................
  Continental Airlines *                                      300           18
  ..............................................................................
  CNF Transportation                                          400           17
  ..............................................................................
  UAL *                                                       200           16
  ..............................................................................
  Offshore Logistics *                                        800           14
  ..............................................................................
  Atlantic Coast Airlines *                                   400           12
  ..............................................................................
  Airborne Freight                                            300           11
  ..............................................................................
  ASA Holdings                                                200           10
  ..............................................................................
  Comair Holdings                                             300            9
  ..............................................................................
  Mesa Air Group *                                          1,100            9
  ..............................................................................
                                                                           155
                                                                         .......

  Engineering Services 0.1%
  Tetra Tech *                                                400           10
  ..............................................................................
  Ecology and Environment (Class A)                           700            7
  ..............................................................................
                                                                            17
                                                                         .......

  Pollution Control 0.6%
  USA Waste Services *                                      1,000           49
  ..............................................................................
  Superior Services *                                         600           18
  ..............................................................................
  Allied Waste Industries *                                   700           17
  ..............................................................................
  Newpark Resources *                                         500            5
  ..............................................................................
  Harding Lawson Associates                                   400            4
  ..............................................................................
  Aquagenix *                                                 900            1
  ..............................................................................
                                                                            94
                                                                         .......

  Railroads 0.6%
  Kansas City Southern Industries                             600           30
  ..............................................................................
  GATX                                                        400           17
  ..............................................................................
  St. Joe                                                     600           16
  ..............................................................................
  Canadian National Railway                                   126            7
  ..............................................................................
  RailAmerica *                                             1,100            7
  ..............................................................................
  Greenbrier Companies                                        300            5
  ..............................................................................
  Rural Metro *                                               200            3
  ..............................................................................
                                                                            85
                                                                         .......

  Service 5.5%
  Republic Industries *                                     2,200           55
  ..............................................................................

     4
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                      Shares/Par        Value
--------------------------------------------------------------------------------
                                                                 In thousands


ServiceMaster                                              1,100        $  42
 ................................................................................
Paychex                                                      900           37
 ................................................................................
Cintas                                                       700           36
 ................................................................................
Robert Half International *                                  600           34
 ................................................................................
Quintiles Transnational *                                    600           29
 ................................................................................
Gartner Group (Class A) *                                    800           28
 ................................................................................
Outdoor Systems *                                            900           25
 ................................................................................
Snyder Communications *                                      500           22
 ................................................................................
AccuStaff *                                                  700           22
 ................................................................................
Erie Indemnity                                               700           20
 ................................................................................
Apollo Group (Class A) *                                     600           20
 ................................................................................
Devry *                                                      800           18
 ................................................................................
First Health Group *                                         600           17
 ................................................................................
Corrections Corp of America *                                700           16
 ................................................................................
Stewart Enterprises (Class A)                                600           16
 ................................................................................
Borg Warner Security *                                       700           16
 ................................................................................
Morrison Knudsen *                                         1,100           15
 ................................................................................
Avis Rent A Car *                                            600           15
 ................................................................................
Staff Leasing *                                              500           15
 ................................................................................
Manpower                                                     500           14
 ................................................................................
ABM Industries                                               500           14
 ................................................................................
Alternative Living Services                                  500           13
 ................................................................................
Arthur J. Gallagher                                          300           13
 ................................................................................
Dollar Thrifty Auto Group *                                1,000           13
 ................................................................................
National Data                                                300           13
 ................................................................................
United Stationers *                                          200           13
 ................................................................................
PCA International                                            500           13
 ................................................................................
United Rentals *                                             300           13
 ................................................................................
UniFirst                                                     500           12
 ................................................................................
Pinkertons *                                                 600           12
 ................................................................................
Boise Cascade Office Products *                              800           12
 ................................................................................
SEI                                                          200           12
 ................................................................................
West TeleServices *                                        1,000           12
 ................................................................................
BT Office Products Intl *                                    900           12
 ................................................................................
Wackenhut Corrections *                                      500           12
 ................................................................................
Olsten                                                     1,000           11
 ................................................................................
UICI *                                                       400           11
 ................................................................................
Tuboscope Vetco *                                            500           10
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

  Budget Group *                                             300         $  10
  ..............................................................................
  Information Resources *                                    500             9
  ..............................................................................
  Automobile Protection *                                    900             9
  ..............................................................................
  Hertz                                                      200             9
  ..............................................................................
  International Telecommunication Data Systems *             300             9
  ..............................................................................
  Hanover Compressor *                                       300             8
  ..............................................................................
  Caribiner International *                                  400             7
  ..............................................................................
  Leucadia National                                          200             7
  ..............................................................................
  Rent Way *                                                 200             6
  ..............................................................................
  SITEL *                                                    900             6
  ..............................................................................
  Opinion Research *                                         700             6
  ..............................................................................
  APAC TeleServices *                                        600             4
  ..............................................................................
                                                                           823
                                                                         .......
  Transport by Water 0.4%
  Royal Caribbean Cruises                                    400            32
  ..............................................................................
  C. H. Robinson Worldwide                                   400            10
  ..............................................................................
  Hvide Marine *                                             500             7
  ..............................................................................
  Trico Marine Services *                                    300             4
  ..............................................................................
  Overseas Shipholding Group                                 200             4
  ..............................................................................
                                                                            57
                                                                         .......
  Trucking, Freight 0.4%
  Landair Services *                                         400            12
  ..............................................................................
  American Freightways *                                   1,100            11
  ..............................................................................
  Eagle USA Air Freight *                                    300            11
  ..............................................................................
  KLLM Transport *                                           800            10
  ..............................................................................
  Roadway Express                                            500             9
  ..............................................................................
  U.S. Xpress Enterprises *                                  200             3
  ..............................................................................
                                                                            56
                                                                         .......
  Total Business Services and Transportation                             1,320
                                                                         .......

  CAPITAL EQUIPMENT 3.9%

  Industrial Manufacturing 2.0%
  Danaher                                                    900            33
  ..............................................................................
  Harsco                                                     500            23
  ..............................................................................
  Viad                                                       700            19
  ..............................................................................
  Tremont                                                    300            17
  ..............................................................................
  Trinity Industries                                         400            17
  ..............................................................................
  Furon                                                      900            16
  ..............................................................................

T. Rowe Price Extended Equity Market Index Fund
-------------------------------------------------------------------------------



                                                     Shares/Par         Value
-------------------------------------------------------------------------------
                                                                 In thousands


Newport News Shipbuilding                                   600  $         16
 ...............................................................................
Precision Castparts                                         300            16
 ...............................................................................
Coltec Industries *                                         800            16
 ...............................................................................
MSC *                                                       500            14
 ...............................................................................
Specialty Equipment *                                       600            14
 ...............................................................................
Sequa (Class A) *                                           200            13
 ...............................................................................
Tennant                                                     300            13
 ...............................................................................
U.S. Industries *                                           500            12
 ...............................................................................
O'Sullivan *                                              1,200            12
 ...............................................................................
Washington Scientific Industries *                        1,400            10
 ...............................................................................
Kaman                                                       500            10
 ...............................................................................
ZERO                                                        300             9
 ...............................................................................
Wolverine Tube *                                            200             8
 ...............................................................................
Zoltek *                                                    300             6
 ...............................................................................
Tecumseh Products                                           100             5
 ...............................................................................
AEP Industries *                                            200             4
 ...............................................................................
                                                                          303
                                                                 ..............
Producers Goods 1.9%

Leggett & Platt                                             800            20
 ...............................................................................
U.S. Filter *                                               700            20
 ...............................................................................
Premark International                                       600            19
 ...............................................................................
American Power Conversion *                                 600            18
 ...............................................................................
Howmet International *                                    1,000            15
 ...............................................................................
WICOR                                                       600            14
 ...............................................................................
York International                                          300            13
 ...............................................................................
Zebra Technologies *                                        300            13
 ...............................................................................
MagneTek *                                                  800            12
 ...............................................................................
Thomas Industries                                           500            12
 ...............................................................................
Lindsay Manufacturing *                                     450            12
 ...............................................................................
Manitowoc                                                   300            12
 ...............................................................................
AAON *                                                    1,200            12
 ...............................................................................
UCAR International *                                        400            12
 ...............................................................................
AGCO                                                        500            10
 ...............................................................................
Powell Industries *                                         800            10
 ...............................................................................
Energy Conversion Devices *                               1,000            10
 ...............................................................................
PEC Israel Economic *                                       400             9
 ...............................................................................
Anicom *                                                    600             9
 ...............................................................................
Fisher Scientific                                           600             9
 ...............................................................................

7
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


Key Technology *                                             700  $          7
 ................................................................................
Waterlink *                                                  800             7
 ................................................................................
                                                                           275
                                                                  ..............
Total Capital Equipment                                                    578
                                                                  ..............

CONSUMER CYCLICALS 9.3%

Construction 1.5%
Qwest Communications International *                         699            24
 ................................................................................
Lafarge                                                      600            24
 ................................................................................
American Standard *                                          500            22
 ................................................................................
USG                                                          400            22
 ................................................................................
Clayton Homes                                              1,000            19
 ................................................................................
Granite Construction                                         500            15
 ................................................................................
Elcor                                                        600            15
 ................................................................................
Lennar                                                       500            15
 ................................................................................
Johns Manville                                               900            14
 ................................................................................
Genlyte Group *                                              500            13
 ................................................................................
Comfort Systems USA *                                        500            12
 ................................................................................
American Residential *                                       800             9
 ................................................................................
Oakwood Homes                                                300             9
 ................................................................................
Centex                                                       200             7
 ................................................................................
Baltek Corp *                                                700             6
 ................................................................................
                                                                           226
                                                                  ..............
Consumer Durables 1.1%

American Locker Group *                                    1,200            36
 ................................................................................
Shaw Industries                                            1,100            19
 ................................................................................
Herman Miller                                                700            17
 ................................................................................
La-Z-Boy                                                     300            17
 ................................................................................
WestPoint Stevens *                                          400            13
 ................................................................................
Williams-Sonoma *                                            400            13
 ................................................................................
HON Industries                                               300            10
 ................................................................................
O'Sullivan Industries *                                      700            10
 ................................................................................
Knoll *                                                      300             9
 ................................................................................
Mikasa                                                       600             8
 ................................................................................
Bush Industries                                              300             7
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------




                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


Rival                                                        400  $          5
 ................................................................................
Sunbeam                                                      500             5
 ................................................................................
Zenith Electronics *                                       1,000             0
 ................................................................................
                                                                           169
                                                                  ..............
Motor Vehicles 1.0%

Harley-Davidson                                              900            35
 ................................................................................
Federal-Mogul                                                400            27
 ................................................................................
Lear *                                                       500            26
 ................................................................................
Polaris Industries                                           400            15
 ................................................................................
Coachmen Industries *                                        500            13
 ................................................................................
Hayes Lemmerz International *                                300            12
 ................................................................................
Standard Motor Products                                      500            11
 ................................................................................
Aftermarket Technology *                                     500             9
 ................................................................................
                                                                           148
                                                                  ..............
Real Estate 5.5%

Starwood Hotels & Resorts, REIT                            1,000            48
 ................................................................................
Equity Office Properties, REIT                             1,400            40
 ................................................................................
Equity Residential Properties Trust, REIT                    700            33
 ................................................................................
Avalon Bay Communities, REIT                                 684            26
 ................................................................................
Vornado Realty Trust, REIT                                   600            24
 ................................................................................
Crescent Real Estate Equities, REIT                          700            24
 ................................................................................
Public Storage, REIT                                         800            22
 ................................................................................
AMB Property                                                 900            22
 ................................................................................
CarrAmerica Realty, REIT                                     700            20
 ................................................................................
Meditrust                                                    700            20
 ................................................................................
Simon DeBartolo Group, REIT                                  600            19
 ................................................................................
Catellus Development *                                     1,100            19
 ................................................................................
Patriot American Hospitality, REIT                           800            19
 ................................................................................
Duke Realty Investments, REIT                                800            19
 ................................................................................
Rouse                                                        600            19
 ................................................................................
Security Capital Industrial Trust, REIT                      700            17
 ................................................................................
Boston Properties, REIT                                      500            17
 ................................................................................
Mack-Cali Realty, REIT                                       500            17
 ................................................................................
Health & Retirement Properties, REIT                         900            17
 ................................................................................
Chelsea GCA, REIT                                            400            16
 ................................................................................
Apartment Investment & Management, REIT                      400            16
 ................................................................................
SECURITY CAPITAL PACIFIC TRUST, REIT                         700            16
 ................................................................................
Spieker Properties, REIT                                     400            16
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


Colonial Properties Trust, REIT                              500  $         15
 ................................................................................
D.R. Horton                                                  700            15
 ................................................................................
Koger Equity, REIT                                           700            14
 ................................................................................
MDC Holdings                                                 700            14
 ................................................................................
Trammell Crow *                                              400            13
 ................................................................................
Lasalle Partners *                                           300            13
 ................................................................................
First Industrial Realty                                      400            13
 ................................................................................
Weingarten Realty Investors, REIT                            300            13
 ................................................................................
Manufactured Home Communities, REIT                          500            12
 ................................................................................
EastGroup Properties                                         600            12
 ................................................................................
Camden Property Trust, REIT                                  400            12
 ................................................................................
Parkway Properties, REIT                                     400            12
 ................................................................................
Developers Diversified Realty, REIT                          300            12
 ................................................................................
Macerich, REIT                                               400            12
 ................................................................................
Price Enterprises                                            600            11
 ................................................................................
Beazer Homes *                                               400            10
 ................................................................................
Sun Communities, REIT                                        300            10
 ................................................................................
Federal Realty Investment Trust, REIT                        400            10
 ................................................................................
Nationwide Health Properties, REIT                           400            10
 ................................................................................
Weeks, REIT                                                  300             9
 ................................................................................
Meridian Industrial Trust, REIT                              400             9
 ................................................................................
CCA Prison Reality Trust, REIT                               300             9
 ................................................................................
Cousins Properties, REIT                                     300             9
 ................................................................................
Brandywine Reality Trust                                     400             9
 ................................................................................
Lexington Corporate Properties                               600             9
 ................................................................................
Glenborough Realty Trust, REIT                               300             8
 ................................................................................
Crown American Reality                                       800             8
 ................................................................................
BP Prudhoe Bay Royalty Trust                                 600             6
 ................................................................................
Lexford Residential Trust, REIT *                            300             6
 ................................................................................
                                                                           821
                                                                  ..............
Tire & Rubber 0.2%

Safeskin *                                                   300            12
 ................................................................................
Bandag                                                       300            12
 ................................................................................
                                                                            24
                                                                  ..............
Total Consumer Cyclicals                                                 1,388
                                                                  ..............

CONSUMER NONDURABLES 6.5%

Agriculture 2.1%

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands


RJR Nabisco                                               1,300   $         31
 ................................................................................
Dole Food                                                   500             25
 ................................................................................
Tyson Foods (Class A)                                     1,000             22
 ................................................................................
DEKALB Genetics (Class B)                                   200             19
 ................................................................................
Flowers Industries                                          900             18
 ................................................................................
Universal Foods                                             800             18
 ................................................................................
Hormel Foods                                                500             17
 ................................................................................
Keebler Foods *                                             600             17
 ................................................................................
Nabisco Holdings (Class A)                                  400             14
 ................................................................................
McCormick                                                   400             14
 ................................................................................
Interstate Bakeries                                         400             13
 ................................................................................
IBP                                                         700             13
 ................................................................................
Suiza Foods *                                               200             12
 ................................................................................
International Home Foods *                                  500             11
 ................................................................................
American Italian Pasta *                                    300             11
 ................................................................................
Dean Foods                                                  200             11
 ................................................................................
Worthington Foods                                           500             11
 ................................................................................
Imperial Holly                                            1,000              9
 ................................................................................
Delta Pine & Land                                           200              9
 ................................................................................
Ralcorp Holdings *                                          400              8
 ................................................................................
Mycogen *                                                   300              7
 ................................................................................
Green Mountain Coffee *                                     700              4
 ................................................................................
                                                                           314
                                                                  ..............
Beverages 0.7%

Coca-Cola Enterprises                                     1,700             67
 ................................................................................
Whitman                                                     700             16
 ................................................................................
National Beverage *                                       1,100             12
 ................................................................................
Pure World *                                                400              6
 ................................................................................
                                                                           101
                                                                  ..............
Container 0.2%

Sonoco Products                                             660             20
 ................................................................................
Rock-Tenn                                                   600              7
 ................................................................................
                                                                            27
                                                                  ..............
Cosmetics 0.3%

Estee Lauder                                                200             14
 ................................................................................
Revlon (Class A) *                                          200             10
 ................................................................................
French Fragrances *                                         600              9
 ................................................................................
Guest Supply *                                              400              7
 ................................................................................
Enamelon *                                                  500              4
 ................................................................................
                                                                            44
                                                                  ..............

11
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------



                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands


Leisure, Luxury 1.7%

Carnival (Class A)                                        2,800   $       111
 ................................................................................
International Game Technology                               700            17
 ................................................................................
Steinway Musical Instruments *                              500            16
 ................................................................................
Oneida Limited                                              500            15
 ................................................................................
Circus Circus *                                             900            15
 ................................................................................
Premier Parks *                                             200            13
 ................................................................................
Callaway Golf                                               600            12
 ................................................................................
Hollywood Park *                                            900            12
 ................................................................................
Lazare Kaplan International *                               900            10
 ................................................................................
Primadonna Resorts *                                        600             9
 ................................................................................
Aztar *                                                   1,000             7
 ................................................................................
Penn National Gaming *                                      700             5
 ................................................................................
Play By Play Toys & Novelties *                             500             5
 ................................................................................
WMS Industries                                            1,200             5
 ................................................................................
                                                                          252
                                                                  ..............

Liquor 0.0%

Robert Mondavi (Class A) *                                  200             6
 ................................................................................
                                                                            6
                                                                  ..............

Photographic, Optical 0.1%

Panavision                                                  300             8
 ................................................................................
Concord Camera *                                          1,300             7
 ................................................................................
Seattle Filmworks *                                         600             5
 ................................................................................
                                                                           20
                                                                  ..............

Soaps, Housewares 0.3%

Dial Corp                                                 1,000            26
 ................................................................................
Lancaster Colony                                            400            15
 ................................................................................
Ekco Group *                                                600             5
 ................................................................................
American Safety Razor *                                     300             4
 ................................................................................
                                                                           50
                                                                  ..............

Textiles and Apparel 1.0%

Warnaco Group (Class A)                                     600            25
 ................................................................................
Jones Apparel Group *                                       600            22
 ................................................................................
Unifi                                                       400            14
 ................................................................................
Nautica Enterprises *                                       500            13
 ................................................................................
Polo Ralph Lauren *                                         400            11
 ................................................................................
Kellwood                                                    300            11
 ................................................................................
Polymer Group *                                             900            10
 ................................................................................
R. G. Barry *                                               600            10
 ................................................................................

12
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------



                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands


Hartmarx *                                               1,200    $          9
 ................................................................................
Haggar *                                                   700               9
 ................................................................................
Quicksilver *                                              400               8
 ................................................................................
Culp                                                       600               8
 ................................................................................
                                                                           150
                                                                  ..............
Tobacco  0.1%

Brooke Group                                               600               7
 ................................................................................
                                                                             7
                                                                  ..............
Total Consumer Nondurables                                                 971
                                                                  ..............

CONSUMER SERVICES 11.7%

Hotels & Restaurants 1.4%
Host Marriott *                                          1,200              21
 ................................................................................
CKE Restaurants                                            500              21
 ................................................................................
Promus Hotel *                                             500              19
 ................................................................................
Cracker Barrel                                             600              19
 ................................................................................
MGM Grand *                                                500              16
 ................................................................................
Outback Steakhouse *                                       400              16
 ................................................................................
Sbarro                                                     500              13
 ................................................................................
Consolidated Products *                                    600              13
 ................................................................................
La Quinta Inns                                             600              13
 ................................................................................
Buffets *                                                  800              12
 ................................................................................
Marcus                                                     700              12
 ................................................................................
Cooker Restaurant                                        1,000              10
 ................................................................................
Apple South                                                600               8
 ................................................................................
Ark Restaurants *                                          600               7
 ................................................................................
                                                                           200
                                                                  ..............

Media 3.1%

Washington Post (Class B)                                  100              58
 ................................................................................
Cox Communications (Class A) *                           1,000              49
 ................................................................................
Tele-Communications TCI Ventures *                       2,300              46
 ................................................................................
Chancellor Media *                                         600              30
 ................................................................................
BHC Communications (Class A)                               200              28
 ................................................................................
A. H. Belo (Class A)                                     1,000              24
 ................................................................................
Adelphia Communications *                                  600              22
 ................................................................................
E. W. Scripps                                              400              22
 ................................................................................
Handleman *                                              1,800              21
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


Pixar *                                                      300  $         18
 ................................................................................
Pulitzer Publishing                                          200            18
 ................................................................................
Jacor Communications *                                       300            18
 ................................................................................
Metro Goldwyn Mayer *                                        700            15
 ................................................................................
Price Communications *                                       875            13
 ................................................................................
United International Holdings (Class A) *                    800            13
 ................................................................................
Chris-Craft *                                                206            11
 ................................................................................
Univision Communications *                                   300            11
 ................................................................................
USA Networks *                                               400            10
 ................................................................................
Tele-Communications International (Class A) *                500            10
 ................................................................................
Electromagnetic Sciences *                                   400             8
 ................................................................................
T NETIX *                                                    700             6
 ................................................................................
Telemundo Group (Class A) *                                  100             4
 ................................................................................
                                                                           455
                                                                  ..............
Publishing 0.9%

Central Newspapers (Class A)                                 300            21
 ................................................................................
Wallace Computer Services                                    700            17
 ................................................................................
Reader's Digest (Class A)                                    600            16
 ................................................................................
Merrill                                                      700            16
 ................................................................................
Plenum Publishing                                            200            15
 ................................................................................
PRIMEDIA *                                                 1,000            14
 ................................................................................
McClatchy (Class A)                                          300            10
 ................................................................................
Franklin Covey *                                             500            10
 ................................................................................
Daily Journal *                                              200             7
 ................................................................................
Successories *                                             1,700             6
 ................................................................................
American Business Products                                   200             4
 ................................................................................
TST/ Impreso *                                               600             2
 ................................................................................
                                                                           138
                                                                  ..............
Retail - All Other 2.1%

Staples *                                                  1,400            41
 ................................................................................
Amazon.com *                                                 300            30
 ................................................................................
Bed Bath & Beyond *                                          500            26
 ................................................................................
Office Depot *                                               800            25
 ................................................................................
Barnes & Noble *                                             500            19
 ................................................................................
Borders Group *                                              500            18
 ................................................................................
Hibbett Sporting Goods *                                     400            16
 ................................................................................
Lands' End *                                                 500            16
 ................................................................................
CDW Computer Centers *                                       300            15
 ................................................................................

14
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  in thousands

OfficeMax *                                                  900    $       15
 ................................................................................
Fastenal                                                     300            14
 ................................................................................
Viking Office Products *                                     400            12
 ................................................................................
NCS HealthCare *                                             400            11
 ................................................................................
West Marine *                                                600            11
 ................................................................................
Corporate Express *                                          800            10
 ................................................................................
Creative Computers *                                       1,400            10
 ................................................................................
Finishmaster *                                               800             8
 ................................................................................
Genovese Drug Stores (Class A)                               400             8
 ................................................................................
Micro Warehouse *                                            400             6
 ................................................................................
Hancock Fabrics                                              300             4
 ................................................................................
U.S. Office Products                                         172             3
 ................................................................................
                                                                           318
                                                                    ............
Retail - Clothing 0.9%

Intimate Brands                                            1,200            33
 ................................................................................
Payless Shoesource *                                         300            22
 ................................................................................
Ross Stores                                                  400            17
 ................................................................................
Stage Stores *                                               300            14
 ................................................................................
Stein Mart *                                                 800            11
 ................................................................................
Talbots                                                      400            10
 ................................................................................
Brauns Fashions *                                            800             9
 ................................................................................
Syms *                                                       600             9
 ................................................................................
Gadzooks *                                                   300             8
 ................................................................................
Harold's Stores *                                            800             6
 ................................................................................
                                                                           139
                                                                    ............
Retail - Computer/Electric 0.5%

Good Guys *                                                1,400            19
 ................................................................................
Best Buy *                                                   500            18
 ................................................................................
Tech Data *                                                  300            13
 ................................................................................
CompUSA *                                                    700            12
 ................................................................................
Scansource *                                                 500            10
 ................................................................................
Southern Electronics *                                       600             5
 ................................................................................
                                                                            77
                                                                    ............
Retail - Food 1.5%

Safeway *                                                  2,300            94
 ................................................................................
Food Lion                                                  2,500            27
 ................................................................................
Starbucks *                                                  400            21
 ................................................................................
General Nutrition *                                          600            19
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  in thousands

Weis Markets                                                 500         $  18
 ................................................................................
Hannaford Brothers                                           400            18
 ................................................................................
Richfood Holdings                                            700            14
 ................................................................................
Rocky Mountain Chocolate Factory *                           900             6
 ................................................................................
Fleming Companies                                            200             4
 ................................................................................
Penn Traffic *                                             1,000             3
 ................................................................................
Standard Commercial *                                        300             3
 ................................................................................
                                                                           227
                                                                    ............
Retail - General Department 1.3%

Kohl's *                                                     800            41
 ................................................................................
Fred Meyer *                                                 770            33
 ................................................................................
Dollar General                                               700            28
 ................................................................................
Proffitt's *                                                 475            19
 ................................................................................
Dollar Tree Stores *                                         450            18
 ................................................................................
Family Dollar Stores                                         800            15
 ................................................................................
Neiman-Marcus *                                              300            13
 ................................................................................
Fred's (Class A)                                             400            10
 ................................................................................
CSK Auto *                                                   400            10
 ................................................................................
Bon-Ton Stores *                                             300             5
 ................................................................................
Consolidated Stores *                                        100             4
 ................................................................................
                                                                           196
                                                                    ............
Total Consumer Services                                                  1,750
                                                                    ............

---------------------------------------
ENERGY 4.8%
---------------------------------------

Coal & Uranium 0.0%

Arch Coal                                                    200             5
 ................................................................................
                                                                             5
                                                                    ............
Domestic Petroleum Reserve 1.3%

Vastar Resources                                             700            31
 ................................................................................
Enron Oil & Gas                                            1,100            22
 ................................................................................
Santa Fe Energy Resources                                  1,500            16
 ................................................................................
Noble Affiliates                                             400            15
 ................................................................................
NGC                                                        1,100            14
 ................................................................................
Pogo Producing                                               400            10
 ................................................................................
Forest Oil *                                                 700            10
 ................................................................................
Ocean Energy *                                               500            10
 ................................................................................
Pioneer Natural Resources                                    400             9
 ................................................................................
Southwestern Energy                                        1,000             9
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  in thousands

Houston Exploration *                                        400    $        9
 ................................................................................
Leviathan Gas                                                300             9
 ................................................................................
Brigham Exploration *                                        900             8
 ................................................................................
Howell                                                       700             8
 ................................................................................
Chesapeake Energy                                          1,200             5
 ................................................................................
Costilla Energy *                                            400             4
 ................................................................................
Meridian Resource *                                          500             3
 ................................................................................
                                                                           192
                                                                    ............
Gas Utilities 1.0%

LG&E Energy                                                1,068            29
 ................................................................................
Marketspan *                                                 740            22
 ................................................................................
KN Energy                                                    300            16
 ................................................................................
El Paso Natural Gas                                          400            15
 ................................................................................
Energen                                                      600            12
 ................................................................................
Colonial Gas                                                 400            11
 ................................................................................
EnergyNorth                                                  400            11
 ................................................................................
Yankee Energy System                                         400            10
 ................................................................................
Western Gas Resources                                        600             9
 ................................................................................
Roanoke Gas                                                  400             8
 ................................................................................
UtiliCorp United                                             200             8
 ................................................................................
                                                                           151
                                                                    ............
Oil Refining Distribution 0.7%

Tosco                                                        700            21
 ................................................................................
Northwestern Public Service                                  800            20
 ................................................................................
Ultramar Diamond Shamrock                                    500            16
 ................................................................................
Valero Energy                                                400            13
 ................................................................................
FINA                                                         200            13
 ................................................................................
MCN                                                          500            12
 ................................................................................
World Fuel Services                                          400             7
 ................................................................................
Star Gas Partners                                            200             4
 ................................................................................
                                                                           106
                                                                    ............
Oil Service 1.8%

Camco International                                          300            23
 ................................................................................
Santa Fe International                                       700            21
 ................................................................................
Diamond Offshore Drilling                                    500            20
 ................................................................................
Noble Drilling *                                             800            19
 ................................................................................
EVI *                                                        490            18
 ................................................................................
Transocean Offshore                                          400            18
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  in thousands

Cooper Cameron *                                             300  $         15
 ................................................................................
R & B Falcon *                                               600            14
 ................................................................................
BJ Services *                                                400            12
 ................................................................................
Global Marine *                                              600            11
 ................................................................................
Teppco Partners                                              200            11
 ................................................................................
National Oilwell *                                           400            11
 ................................................................................
Kaneb Services *                                           1,900            10
 ................................................................................
Nabors Industries *                                          500            10
 ................................................................................
Tidewater                                                    300            10
 ................................................................................
ENSCO International                                          500             9
 ................................................................................
Dawson Geophysical *                                         400             8
 ................................................................................
Smith International *                                        200             7
 ................................................................................
Cliffs Drilling *                                            200             7
 ................................................................................
UTI Energy *                                                 400             5
 ................................................................................
Global Industries *                                          200             3
 ................................................................................
                                                                           262
                                                                    ............
Total Energy                                                               716
                                                                    ............

FINANCIAL 18.5%

Bank and Trust 6.6%

M & T Bank                                                   100            55
 ................................................................................
Star Banc                                                    600            38
 ................................................................................
Firstar                                                      900            34
 ................................................................................
First Security                                             1,589            34
 ................................................................................
Crestar Financial                                            600            33
 ................................................................................
Union Planters                                               500            29
 ................................................................................
UnionBancal                                                  300            29
 ................................................................................
Regions Financial                                            700            29
 ................................................................................
Popular                                                      400            27
 ................................................................................
SouthTrust                                                   600            26
 ................................................................................
First American                                               534            26
 ................................................................................
Wilmington Trust                                             400            24
 ................................................................................
Mercantile Bankshares                                        700            24
 ................................................................................
AmSouth                                                      600            24
 ................................................................................
North Fork Bancorporation                                    950            23
 ................................................................................
First Tennessee National                                     700            22
 ................................................................................
Zions Bancorp                                                400            21
 ................................................................................
CCB Financial                                                200            21
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------






                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  in thousands


Marshall & Ilsley                                            400  $         20
 ................................................................................
Charter One Financial                                        600            20
 ................................................................................
Peoples Heritage Financial Group                             800            19
 ................................................................................
Old Kent Financial                                           525            19
 ................................................................................
Centura Banks                                                300            19
 ................................................................................
Hibernia Corp. (Class A)                                     900            18
 ................................................................................
Compass Bancshares                                           400            18
 ................................................................................
TCF Financial                                                600            18
 ................................................................................
Fulton Financial                                             650            16
 ................................................................................
USBANCORP                                                    200            16
 ................................................................................
First Virginia Banks                                         300            15
 ................................................................................
Keystone Financial                                           400            15
 ................................................................................
First United Bancshares                                      300            15
 ................................................................................
Commerce Bancshares                                          300            15
 ................................................................................
Summit Bancorp                                               300            14
 ................................................................................
Associated Banc-Corp                                         375            14
 ................................................................................
First Commercial                                             200            14
 ................................................................................
Provident Financial Group                                    300            14
 ................................................................................
UST                                                          500            13
 ................................................................................
Trustmark                                                    600            13
 ................................................................................
Commercial Federal                                           400            13
 ................................................................................
National Commerce Bancorporation                             300            13
 ................................................................................
Pacific Century Financial                                    500            12
 ................................................................................
FirstMerit                                                   400            12
 ................................................................................
Susquehanna Bancshares                                       300            11
 ................................................................................
Valley National Bancorp                                      375            11
 ................................................................................
NS & L Bancorp                                               600            11
 ................................................................................
Silicon Valley Bancshares *                                  300            11
 ................................................................................
Trustco Bank                                                 400            11
 ................................................................................
Heritage Financial Services                                  300            10
 ................................................................................
Arrow Financial *                                            300             9
 ................................................................................
Reliance Bancshares *                                      1,000             8
 ................................................................................
Merchants Bancshares                                         200             7
 ................................................................................
First Union                                                  117             7
 ................................................................................
                                                                           990
                                                                  ..............
Life Insurance 1.2%

Equitable Companies                                        1,100            83
 ................................................................................
ReliaStar Financial                                          500            24
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------





                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  in thousands


Protective Life                                              500  $         18
 ................................................................................
Life Re                                                      200            16
 ................................................................................
Liberty Financial Companies                                  400            14
 ................................................................................
Allied Life Financial                                        400            12
 ................................................................................
Kansas City Life Insurance                                   100             9
 ................................................................................
Guarantee Life                                               300             7
 ................................................................................
                                                                           183
                                                                  ..............
Miscellaneous Finance 2.3%

Donaldson, Lufkin & Jenrette                                 800            41
 ................................................................................
The CIT Group (Class A)                                      900            34
 ................................................................................
Paine Webber                                                 700            30
 ................................................................................
Alliance Capital                                           1,000            25
 ................................................................................
Concord EFS *                                                900            23
 ................................................................................
A.G. Edwards                                                 500            21
 ................................................................................
Eaton Vance                                                  400            18
 ................................................................................
FINOVA Group                                                 300            17
 ................................................................................
Fremont General                                              300            16
 ................................................................................
Raymond James Financial                                      500            15
 ................................................................................
AmeriCredit *                                                400            14
 ................................................................................
Cash America Investments                                     900            14
 ................................................................................
Morgan Keegan                                                500            13
 ................................................................................
John Nuveen (Class A)                                        300            12
 ................................................................................
Value Line                                                   300            12
 ................................................................................
Peoples Bancorp                                            1,147            12
 ................................................................................
Perry County Financial                                       400             9
 ................................................................................
FIRSTPLUS Financial *                                        200             7
 ................................................................................
ADVANTA                                                      166             4
 ................................................................................
                                                                           337
                                                                  ..............
Mortgage Finance 0.2%

Matrix Capital *                                             500            14
 ................................................................................
Litchfield Financial                                         400             8
 ................................................................................
Aames Financial                                              600             8
 ................................................................................
Southern Pacific Funding *                                   300             5
 ................................................................................
                                                                            35
                                                                  ..............
Other Insurance 6.4%

Berkshire Hathaway (Class A) *                                 6           470
 ................................................................................
CNA Financial *                                              900            42
 ................................................................................
AFLAC                                                      1,100            33
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------






                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  in thousands


AMBAC                                                        500  $         29
 ................................................................................
Allmerica Financial                                          400            26
 ................................................................................
Old Republic International                                   750            22
 ................................................................................
American National Insurance                                  200            21
 ................................................................................
Unitrin                                                      300            21
 ................................................................................
Provident                                                    600            21
 ................................................................................
Mercury General                                              300            19
 ................................................................................
Everest Reinsurance Holdings                                 500            19
 ................................................................................
Travelers Property Casualty (Class A)                        400            17
 ................................................................................
Transatlantic Holdings                                       200            15
 ................................................................................
PMI Group                                                    200            15
 ................................................................................
Reliance Group Holdings                                      800            14
 ................................................................................
American Financial Group                                     300            13
 ................................................................................
Prepaid Legal Services *                                     400            13
 ................................................................................
Risk Capital Holdings *                                      500            12
 ................................................................................
Acceptance Insurance *                                       500            12
 ................................................................................
American Bankers                                             200            12
 ................................................................................
Financial Security Assurance                                 200            12
 ................................................................................
Trenwick Group                                               300            12
 ................................................................................
TIG Holdings                                                 500            12
 ................................................................................
NYMAGIC                                                      400            11
 ................................................................................
Harleysville Group                                           500            10
 ................................................................................
Amwest Insurance Group                                       660            10
 ................................................................................
BancInsurance *                                            1,300             8
 ................................................................................
Frontier Insurance Group                                     330             7
 ................................................................................
Horace Mann Educators                                        200             7
 ................................................................................
Triad Guaranty *                                             200             7
 ................................................................................
Midland                                                      300             7
 ................................................................................
State Auto Financial                                         200             6
 ................................................................................
Highlands Insurance Group *                                  300             6
 ................................................................................

                                                                            961
                                                                  ..............
Thrift Institutions 1.8%

Dime Bancorp                                                 800            24
 ................................................................................
Greenpoint Financial                                         600            22
 ................................................................................
Sovereign Bancorp                                          1,183            19
 ................................................................................
People's Bank                                                500            17
 ................................................................................
Washington Federal                                           600            17
 ................................................................................
First Indiana                                                600            16
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------





                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  in thousands

Firstbank Puerto Rico                                        600  $         16
 ................................................................................
FirstFed Financial *                                         300            16
 ................................................................................
Home Federal Savings Bank                                    500            15
 ................................................................................
Golden Sate Bancorp *                                        500            15
 ................................................................................
St. Paul Bancorp                                             600            13
 ................................................................................
Queens County Bancorp                                        300            13
 ................................................................................
PFF Bancorp *                                                700            13
 ................................................................................
Ameriana Bancorp                                             600            11
 ................................................................................
1st Bergen Bancorp                                           600            11
 ................................................................................
ISB Financial                                                400            11
 ................................................................................
Staten Island Bancorp                                        400             9
 ................................................................................
Wood Bancorp                                                 500             8
 ................................................................................
Golden State Bancorp, Warrants, 1/1/01                       300             2
 ................................................................................
                                                                           268
                                                                  ..............
Total Financial                                                          2,774
                                                                  ..............

HEALTH CARE 7.0%

Drugs 3.5%
 ................................................................................
Genentech *                                                  600            41
 ................................................................................
McKesson                                                     500            41
 ................................................................................
Biogen *                                                     500            24
 ................................................................................
Mylan Laboratories                                           800            24
 ................................................................................
Watson Pharmaceuticals *                                     500            23
 ................................................................................
ICN Pharmaceuticals                                          500            23
 ................................................................................
Bindley Western Industries                                   666            22
 ................................................................................
Roberts Pharmaceutical *                                     900            21
 ................................................................................
Immunex *                                                    300            20
 ................................................................................
Chiron *                                                   1,200            19
 ................................................................................
Forest Laboratories *                                        500            18
 ................................................................................
R.P. Scherer *                                               200            18
 ................................................................................
ICOS *                                                       800            15
 ................................................................................
Centocor *                                                   400            14
 ................................................................................
Capstone Pharmacy Services *                               1,200            14
 ................................................................................
Human Genome Sciences *                                      400            14
 ................................................................................
Rexall Sundown *                                             400            14
 ................................................................................
Bergen Brunswig                                              300            14
 ................................................................................
Digene *                                                   1,400            14
 ................................................................................
K-V Pharmaceutical *                                         600            13
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands


Techne *                                                       700         $  13
 ................................................................................
D&K Healthcare *                                               600            13
 ................................................................................
Genzyme *                                                      500            13
 ................................................................................
Life Technologies                                              400            12
 ................................................................................
Gilead Sciences *                                              300            10
 ................................................................................
Dura Pharmaceuticals *                                         400             9
 ................................................................................
CN Biosciences *                                               300             8
 ................................................................................
Imclone Systems *                                              500             6
 ................................................................................
Geron *                                                        600             6
 ................................................................................
ONYX Pharmaceuticals *                                         900             6
 ................................................................................
Cygnus *                                                       500             5
 ................................................................................
Interneuron Pharmaceuticals *                                1,400             5
 ................................................................................
Advanced Tissue Sciences *                                   1,100             5
 ................................................................................
                                                                             517
                                                                           .....
Health Care (non-drug) 1.7%

Hillenbrand Industries                                         500            30
 ................................................................................
Stryker                                                        600            23
 ................................................................................
Allegiance                                                     400            21
 ................................................................................
Omnicare                                                       500            19
 ................................................................................
Sofamor/Danek Group *                                          200            17
 ................................................................................
DePuy *                                                        600            17
 ................................................................................
Dentsply International                                         600            15
 ................................................................................
Arterial Vascular Engineering *                                400            14
 ................................................................................
Merit Medical Systems *                                      1,500            13
 ................................................................................
Steris *                                                       200            13
 ................................................................................
Affymetrix *                                                   500            12
 ................................................................................
CONMED *                                                       500            12
 ................................................................................
Res-Care *                                                     600            11
 ................................................................................
Marquette Medical Systems *                                    400            10
 ................................................................................
ABIOMED *                                                      700            10
 ................................................................................
Collagen                                                       400             7
 ................................................................................
Resound *                                                    1,000             7
 ................................................................................
Cardima *                                                    2,000             6
 ................................................................................
VIVUS *                                                        900             5
 ................................................................................
                                                                             262
                                                                           .....
HMO/Hospital Management 1.8%

Health Management (Class A) *                                1,000            33
 ................................................................................
Wellpoint Health Networks *                                    400            29
 ................................................................................
Foundation Health Systems *                                    900            24
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Total Renal Care Holdings *                                    600         $  21
 ................................................................................
Quorum Health Group *                                          700            18
 ................................................................................
PacifiCare Health Systems (Class B) *                          200            18
 ................................................................................
Lincare *                                                      400            17
 ................................................................................
Orthodontic Centers of America *                               700            15
 ................................................................................
Ventas                                                       1,000            14
 ................................................................................
Medpartners *                                                1,700            14
 ................................................................................
American HomePatient *                                         700            13
 ................................................................................
Concentra Managed Care *                                       500            13
 ................................................................................
Lab Holdings                                                   500            12
 ................................................................................
National Healthcare                                            300            10
 ................................................................................
Continucare *                                                1,300             6
 ................................................................................
Apria Healthcare *                                             800             5
 ................................................................................
American Oncology Resources *                                  400             5
 ................................................................................
Vencor *                                                       500             4
 ................................................................................
                                                                             271
                                                                          ......
Total Health Care                                                          1,050
                                                                          ......

PROCESS INDUSTRIES 3.0%

Chemicals 2.2%

ARCO                                                           500            29
 ................................................................................
Vulcan Materials                                               200            21
 ................................................................................
Millennium Chemicals                                           600            20
 ................................................................................
Sybron International *                                         800            20
 ................................................................................
Solutia                                                        700            20
 ................................................................................
Crompton & Knowles                                             600            15
 ................................................................................
IMC Global                                                     500            15
 ................................................................................
Lawter                                                       1,300            14
 ................................................................................
Georgia Gulf                                                   600            14
 ................................................................................
Cytec Industries *                                             300            13
 ................................................................................
Airgas *                                                       900            13
 ................................................................................
Olin                                                           300            13
 ................................................................................
Terra Nitrogen                                                 500            13
 ................................................................................
Valley National Gases *                                      1,100            12
 ................................................................................
Lyondell Petrochemical                                         400            12
 ................................................................................
Catalytica *                                                   600            12
 ................................................................................
M.A. Hanna                                                     600            11
 ................................................................................
Cabot                                                          300            10
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Witco                                                          300         $   9
 ................................................................................
Mississippi Chemical                                           500             8
 ................................................................................
ICO                                                          1,900             8
 ................................................................................
NL Industries                                                  400             8
 ................................................................................
Special Devices *                                              200             7
 ................................................................................
Tuscarora                                                      400             6
 ................................................................................
Lubrizol                                                       200             6
 ................................................................................
Summa Industries *                                             400             5
 ................................................................................
                                                                             334
                                                                           .....
Forest Products 0.3%

Triangle Pacific *                                             300            17
 ................................................................................
Pope & Talbot                                                  600             7
 ................................................................................
ABT Building Products *                                        400             7
 ................................................................................
Tufco Technologies *                                           900             6
 ................................................................................
Universal Forest Products                                      300             5
 ................................................................................
                                                                              42
                                                                           .....
Paper 0.5%

Wausau-Mosinee Paper                                           600            14
 ................................................................................
Consolidated Papers                                            400            11
 ................................................................................
Crown Vantage *                                              1,000            10
 ................................................................................
FiberMark *                                                    600            10
 ................................................................................
Ivex Packaging *                                               300             7
 ................................................................................
Georgia Pac Timber                                             300             7
 ................................................................................
Jefferson Smurfit *                                            400             6
 ................................................................................
Gaylord Container, (Class A) *                                 600             5
 ................................................................................
Badger Paper Mills *                                           500             4
 ................................................................................
                                                                              74
                                                                           .....
Total Process Industries                                                     450
                                                                           .....
TECHNOLOGY 16.3%

Aerospace 0.6%

Loral Space & Communications *                               1,000            28
 ................................................................................
Gulfstream Aerospace *                                         400            19
 ................................................................................
United Industrial                                            1,000            13
 ................................................................................
Sundstrand                                                     200            12
 ................................................................................
Kellstrom Industries *                                         300             9
 ................................................................................
GRC International *                                            700             7
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands


Heico                                                          200         $   5
 ................................................................................
Heico (Class A) *                                               50             1
 ................................................................................
                                                                              94
                                                                           .....
Analytical Equipment 0.9%

Litton Industries *                                            400            24
 ................................................................................
Thermo Instrument Systems *                                    800            21
 ................................................................................
Fluke                                                          600            20
 ................................................................................
Teradyne *                                                     500            13
 ................................................................................
Orbital Sciences *                                             300            11
 ................................................................................
EDO                                                          1,100            10
 ................................................................................
Perceptron *                                                   800            10
 ................................................................................
Bio-Rad Laboratories *                                         300             9
 ................................................................................
Input/Output *                                                 500             9
 ................................................................................
Cytyc *                                                        400             6
 ................................................................................
Cyberoptics *                                                  400             6
 ................................................................................
                                                                             139
                                                                           .....
Business Machines 0.4%

NCR *                                                          800            26
 ................................................................................
Diebold                                                        500            14
 ................................................................................
Gradco Systems *                                             1,425            10
 ................................................................................
UNOVA *                                                        400             9
 ................................................................................
Ultradata Systems *                                          1,200             5
 ................................................................................
Zitel *                                                        600             3
 ................................................................................
                                                                              67
                                                                           .....
Communication Equipment 1.5%

CIENA *                                                        500            35
 ................................................................................
QUALCOMM *                                                     400            22
 ................................................................................
ADC Telecommunications *                                       600            22
 ................................................................................
Comverse Technology *                                          400            21
 ................................................................................
Advanced Fibre Communications *                                500            20
 ................................................................................
ANTEC *                                                        800            19
 ................................................................................
RELTEC *                                                       300            13
 ................................................................................
ADTRAN *                                                       500            13
 ................................................................................
Premisys Communications *                                      500            12
 ................................................................................
California Microwave *                                         700            12
 ................................................................................
Checkpoint Systems *                                           800            11
 ................................................................................
DSP Group *                                                    400             8
 ................................................................................
P-COM *                                                        600             6
 ................................................................................
CMC Industries *                                               600             5
 ................................................................................
                                                                             219
                                                                           .....

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands


Computer Communications 0.5%

FORE Systems *                                                 700         $  18
 ................................................................................
Intermedia Communications *                                    300            13
 ................................................................................
Mylex *                                                      1,300             9
 ................................................................................
Adaptec *                                                      600             9
 ................................................................................
Digi International *                                           300             6
 ................................................................................
Network Peripherals *                                        1,100             5
 ................................................................................
Splash Technology *                                            300             5
 ................................................................................
Microdyne                                                    1,100             5
 ................................................................................
                                                                              70
                                                                           .....
Computer Peripherals 0.9%

Storage Technology *                                           600            26
 ................................................................................
Symbol Technologies                                            500            19
 ................................................................................
Lexmark International *                                        300            18
 ................................................................................
Quantum *                                                      600            12
 ................................................................................
Network Appliance *                                            300            12
 ................................................................................
Iomega *                                                     1,500             9
 ................................................................................
Exabyte *                                                    1,000             8
 ................................................................................
Stratasys *                                                    900             7
 ................................................................................
Dataram *                                                      600             7
 ................................................................................
Nimbus CD International *                                      600             7
 ................................................................................
Western Digital *                                              300             4
 ................................................................................
                                                                             129
                                                                           .....
Computer Services 4.1%

America Online                                               1,000           106
 ................................................................................
Electronic Data Systems                                      2,300            92
 ................................................................................
Yahoo! *                                                       200            32
 ................................................................................
At Home *                                                      600            28
 ................................................................................
Keane *                                                        500            28
 ................................................................................
Cambridge Technology Partners *                                500            27
 ................................................................................
SunGard Data Systems *                                         700            27
 ................................................................................
Total Systems Services                                       1,100            23
 ................................................................................
Galileo International                                          500            23
 ................................................................................
DST Systems *                                                  400            22
 ................................................................................
Broadvision *                                                  900            21
 ................................................................................
FIserv *                                                       450            19
 ................................................................................
Comdisco                                                     1,000            19
 ................................................................................
Excite *                                                       200            19
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands


Medquist *                                                     600         $  17
 ................................................................................
Data Transmission Network *                                    400            16
 ................................................................................
CIBER *                                                        400            15
 ................................................................................
ICG Communications *                                           400            15
 ................................................................................
GTECH *                                                        400            13
 ................................................................................
Sykes Enterprises *                                            500            10
 ................................................................................
JDA Software Group *                                           200             9
 ................................................................................
Eltrax Systems *                                             1,000             8
 ................................................................................
Avert                                                        1,100             8
 ................................................................................
Intergraph *                                                   900             8
 ................................................................................
DecisionOne Holdings *                                         300             6
 ................................................................................
Lightbridge *                                                  700             6
 ................................................................................
UBICS *                                                        300             4
 ................................................................................
                                                                             621
                                                                           .....
Computer Software 4.4%

BMC Software *                                               1,000            52
 ................................................................................
PeopleSoft *                                                 1,100            52
 ................................................................................
Compuware *                                                  1,000            51
 ................................................................................
Sterling Commerce *                                            700            34
 ................................................................................
Cadence Design Systems *                                     1,000            31
 ................................................................................
Network Associates *                                           600            29
 ................................................................................
Electronic Arts *                                              500            27
 ................................................................................
J. D. Edwards *                                                600            26
 ................................................................................
Intuit *                                                       400            24
 ................................................................................
Synopsys *                                                     500            23
 ................................................................................
Siebel Systems *                                               700            22
 ................................................................................
LHS Group *                                                    300            20
 ................................................................................
The Learning Company *                                         600            18
 ................................................................................
Sterling Software *                                            600            18
 ................................................................................
PLATINUM technology *                                          600            17
 ................................................................................
Citrix Systems *                                               250            17
 ................................................................................
Midway Games *                                               1,079            17
 ................................................................................
VERITAS Software *                                             400            17
 ................................................................................
Boole & Babbage *                                              650            16
 ................................................................................
Pegrine Systems *                                              500            14
 ................................................................................
i2 Technologies *                                              400            14
 ................................................................................
Applied Voice Technology *                                     600            14
 ................................................................................
IDX Systems *                                                  300            14
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    IN THOUSANDS


Netscape Communications *                                      500         $  13
 ................................................................................
Rational Software *                                            800            12
 ................................................................................
Harbinger *                                                    500            12
 ................................................................................
Legato Systems *                                               300            12
 ................................................................................
Wang Laboratories *                                            400            10
 ................................................................................
GT Interactive Software *                                    1,300            10
 ................................................................................
SPSS *                                                         400             9
 ................................................................................
Applix *                                                     1,000             4
 ................................................................................
Industri-Matematik *                                           300             3
 ................................................................................
                                                                             652
                                                                           .....
Electronic Manufacturing Equipment 0.3%

Esterline Technologies *                                       600            12
 ................................................................................
Veeco *                                                        400            10
 ................................................................................
Photronics *                                                   400             9
 ................................................................................
Watkins-Johnson                                                300             8
 ................................................................................
Kulicke & Soffa *                                              400             7
 ................................................................................
                                                                              46
                                                                           .....
Electronics 2.7%

Linear Technology                                              500            30
 ................................................................................
Solectron *                                                    700            29
 ................................................................................
General Motors (Class H)                                       500            24
 ................................................................................
Maxim Integrated Products *                                    700            22
 ................................................................................
Hubbell (Class B)                                              500            21
 ................................................................................
Analog Devices *                                               800            20
 ................................................................................
Uniphase *                                                     300            19
 ................................................................................
Vitesse Semiconductor *                                        600            19
 ................................................................................
Molex                                                          700            17
 ................................................................................
Avnet                                                          300            16
 ................................................................................
SCI Systems *                                                  400            15
 ................................................................................
Altera *                                                       500            15
 ................................................................................
Xilinx *                                                       400            14
 ................................................................................
Technitrol                                                     300            12
 ................................................................................
Amphenol *                                                     300            12
 ................................................................................
AVX                                                            700            11
 ................................................................................
Atmel *                                                        800            11
 ................................................................................
Kimball International                                          600            11
 ................................................................................
Burr Brown *                                                   500            11
 ................................................................................
DuPont Photomasks *                                            300            10
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------



                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands


Brightpoint *                                              700    $         10
 ................................................................................
SMART Modular Technologies *                               600               9
 ................................................................................
Arrow Electronics *                                        400               9
 ................................................................................
Park Electrochemical                                       400               8
 ................................................................................
BENCHMARQ Microelectronics *                               700               8
 ................................................................................
Vishay Intertechnology *                                   420               7
 ................................................................................
TelCom Semiconductor *                                   1,100               6
 ................................................................................
Hutchinson Technology *                                    200               5
 ................................................................................
                                                                           401
                                                                  ..............
Total Technology                                                         2,438
                                                                  ..............

UTILITIES 5.8%

Electric Utilities 3.4%

AES *                                                      700              37
 ................................................................................
Florida Progress                                           600              25
 ................................................................................
New Century Energies                                       500              23
 ................................................................................
Pinnacle West Capital                                      500              22
 ................................................................................
CMS Energy                                                 500              22
 ................................................................................
CalEnergy *                                                700              21
 ................................................................................
NIPSCO                                                     700              20
 ................................................................................
Wisconsin Energy                                           600              18
 ................................................................................
DPL                                                      1,000              18
 ................................................................................
SCANA                                                      600              18
 ................................................................................
Central Maine Power                                        900              17
 ................................................................................
Potomac Electric Power                                     700              17
 ................................................................................
Energy East                                                400              17
 ................................................................................
OGE Energy                                                 600              16
 ................................................................................
Teco Energy                                                600              16
 ................................................................................
Allegheny Energy                                           500              15
 ................................................................................
Montana Power                                              400              14
 ................................................................................
Public Service of New Mexico                               600              14
 ................................................................................
WPS Resources                                              400              13
 ................................................................................
Interstate Energy                                          400              13
 ................................................................................
SIGCORP                                                    400              13
 ................................................................................
Western Resources                                          300              12
 ................................................................................
St. Joseph Light & Power                                   600              11
 ................................................................................
Northeast Utilities *                                      600              10
 ................................................................................
United Illuminating                                        200              10
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------




                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands


Trigen Energy                                             700     $         10
 ................................................................................
Illinova                                                  300                9
 ................................................................................
IPALCO Enterprises                                        200                9
 ................................................................................
New England Electric System                               200                9
 ................................................................................
Maine Public Service                                      600                9
 ................................................................................
BEC Energy                                                200                8
 ................................................................................
Conectiv                                                  400                8
 ................................................................................
Unisource Energy *                                        500                8
 ................................................................................
DQE                                                       200                7
 ................................................................................
Pugets Sound Energy                                       200                5
 ................................................................................
                                                                           514
                                                                  ..............
Telephone and Telegraph 2.2%

Level 3 Communications *                                  800               58
 ................................................................................
Century Telephone Enterprises                             550               25
 ................................................................................
Cincinnati Bell                                           800               23
 ................................................................................
Telephone and Data Systems                                500               20
 ................................................................................
McLeod USA *                                              500               20
 ................................................................................
GTS *                                                     400               19
 ................................................................................
360 Communications *                                      600               19
 ................................................................................
U. S. Cellular *                                          600               18
 ................................................................................
Citizens Utilities *                                    1,720               17
 ................................................................................
EXCEL Communications *                                    700               16
 ................................................................................
Vanguard Cellular (Class A) *                             800               15
 ................................................................................
Hickory Technology                                        300               12
 ................................................................................
Corecomm *                                                400               10
 ................................................................................
GST Telecommunications *                                  700               10
 ................................................................................
Boston Communications Group *                           1,100               10
 ................................................................................
General Communication *                                 1,600               10
 ................................................................................
Omnipoint *                                               400                9
 ................................................................................
Western Wireless *                                        300                6
 ................................................................................
Tel-Save Holdings *                                       400                6
 ................................................................................
                                                                           323
                                                                  ..............
Water Utilites 0.2%

American Water Works                                      500               16
 ................................................................................
E'town                                                    300               11
 ................................................................................
                                                                            27
                                                                  ..............
Total Utilities                                                            864
                                                                  ..............

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------



                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands


MISCELLANEOUS 0.3%

Peekskill Financial                                       700     $         12
 ................................................................................
Silicon Gaming *                                        1,000               10
 ................................................................................
Rock Of Ages *                                            600                9
 ................................................................................
CTB International *                                       600                8
 ................................................................................
Midwest Banc Holdings                                     300                5
 ................................................................................
MPW Industrial Services Group *                           200                3
 ................................................................................
School Specialty *                                         76                1
 ................................................................................
Aztec Consulting *                                        138                1
 ................................................................................
Workflow Management *                                      92                1
 ................................................................................
Navigant International *                                   69                1
 ................................................................................
Total Miscellaneous                                                         51
                                                                  ..............

Total Common Stocks and Warrants (Cost $13,934)                         14,507
                                                                  ..............


SHORT-TERM INVESTMENTS 4.1%

 U.S. Government Obligations 0.3%

U.S. Treasury Bills, 4.94 - 5.05%, 8/6 - 10/15/98  $   40,000               40
 ................................................................................
                                                                            40
                                                                  ..............
Money Market Funds 3.8%

Reserve Investment Fund, 5.69% #                      567,248              567
 ................................................................................
                                                                           567
                                                                  ..............
Total Short-Term Investments (Cost $607)                                   607
                                                                  ..............
Total Investments in Securities
101.0% of Net Assets (Cost $14,541)                               $     15,114

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------

                                                                                                    Value
---------------------------------------------------------------------------------------------------------------
                                                                                             In thousands

Futures Contracts
In thousands
                                                                            CONTRACT      UNREALIZED
                                                           EXPIRATION       VALUE         GAIN (LOSS)


Long, 1 Russell 2000 Stock Index
contract, $30,000 of U.S. Treasury Bills
pledged as initial margin                                  9/98             $    231      $      1

Long, 1 Midcap 400 Stock Index
contract, $10,000 of U.S. Treasury Bills
pledged as initial margin                                  9/98                  182             6

Net payments (receipts) of variation
margin to date                                                                                  (6)

Variation margin receivable
(payable) on open futures contracts                                                                     1

Other Assets Less Liabilities                                                                        (146)
                                                                                                 ---------

NET ASSETS                                                                                       $ 14,969
                                                                                                 ---------
Net Assets Consist of:
Accumulated net investment income - net of distributions                                         $     50
Accumulated net realized gain/loss - net of distributions                                             160
Net unrealized gain (loss)                                                                            580

Paid-in-capital applicable to 1,331,270 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized                                   14,179
                                                                                                 ---------

NET ASSETS                                                                                       $ 14,969
                                                                                                 ---------
NET ASSET VALUE PER SHARE                                                                        $  11.24
                                                                                                 ---------


  *        NON-INCOME PRODUCING
  #        SEVEN-DAY YIELD
  REIT     REAL ESTATE INVESTMENT TRUST





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Unaudited







Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                     1/30/98
                                                                     Through
                                                                     6/30/98

 Investment Income

 Income
   Dividend                                                 $             53
   Interest                                                               15
                                                            -----------------
   Total income                                                           68
                                                            -----------------
 Expenses
   Custody and accounting                                                 56
   Shareholder servicing                                                  12
   Registration                                                            5
   Legal and audit                                                         3
   Directors                                                               2
   Prospectus and shareholder reports                                      2
   Reimbursed by manager                                                 (62)
                                                            -----------------
   Total expenses                                                         18
                                                            -----------------
 Net investment income                                                    50
                                                            -----------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss)
   Securities                                                            166
   Futures                                                                (6)
                                                            -----------------
   Net realized gain (loss)                                              160
                                                            -----------------
 Change in net unrealized gain or loss
   Securities                                                            573
   Futures                                                                 7
                                                            -----------------
   Change in net unrealized gain or loss                                 580
                                                            -----------------
 Net realized and unrealized gain (loss)                                 740
                                                            -----------------
 INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                                     $            790
                                                            -----------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

T. Rowe Price Extended Equity Market Index Fund
-------------------------------------------------------------------
Unaudited


-----------------------------------
Statement of Changes in Net Assets
-------------------------------------------------------------------
In thousands



                                                            1/30/98
                                                            Through
                                                            6/30/98
 INCREASE (DECREASE) IN NET ASSETS
 Operations

  Net investment income                                    $     50

  Net realized gain (loss)                                      160
  Change in net unrealized gain or loss                         580
                                                           ---------
  Increase (decrease) in net assets from operations             790
                                                           ---------
 Capital share transactions *

  Shares sold                                                14,576

  Shares redeemed                                              (398)
  Redemption fees received                                        1
                                                           ---------
  Increase (decrease) in net assets from capital
  share transactions                                         14,179
                                                           ---------

 NET ASSETS

 Increase (decrease) during period                           14,969
 Beginning of period                                              -
                                                           ---------
 End of period                                             $ 14,969
                                                           ---------
*Share information

  Shares sold                                                 1,367
  Shares redeemed                                               (36)

                                                           ---------
  Increase (decrease) in shares outstanding                   1,331





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1998


-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

  T. Rowe Price Equity Market Index Funds Inc., (the corporation) is registered under the Investment Company Act of 1940. The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on January 30, 1998.

  The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

  Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

  Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

  Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

  Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

  Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

  Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


     capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts At June 30, 1998, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $14,708,000 and $945,000, respectively, for the six months ended June 30, 1998.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute all of its taxable income.

     At June 30, 1998, the aggregate cost of investments for federal income tax and financial reporting purposes was $14,541,000, and net unrealized gain aggregated $573,000, of which $1,380,000 related to appreciated investments and $807,000 to depreciated investments.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


NOTE 4 - RELATED PARTY TRANSACTIONS

  The investment management and administrative agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee. The fee, computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

  The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 1998, totaled $14,000 and are reflected as interest income in the accompanying Statement of Operations.

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------


Investment Services And Information



  KNOWLEDGEABLE SERVICE REPRESENTATIVES

  By Phone 1-800-225-5132  Available Monday through Friday from
  8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

  In Person  Available in T. Rowe Price Investor Centers.


  ACCOUNT SERVICES

  Checking  Available on most fixed income funds ($500 minimum).

  Automatic Investing From your bank account or paycheck.

  Automatic Withdrawal Scheduled, automatic redemptions.

  Distribution Options Reinvest all, some, or none of your distributions.

  Automated 24-hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


  DISCOUNT BROKERAGE*

  Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.

  Investment Information

  Combined Statement Overview of all your accounts with T. Rowe Price.

  Shareholder Reports Fund managers' reviews of their strategies and results.

  T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

  Performance Update Quarterly review of all T. Rowe Price fund results.

  Insights Educational reports on investment strategies and financial markets.

  Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
  Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.


  *A division of T. Rowe Price Investment Services, Inc.  Member NASD/SIPC.

For yield, price, last transaction,             Investor Centers:
current balance, or to conduct                  101 East Lombard St.
transactions 24 hours, 7 days a week,           Baltimore, MD 21202
call Tele*Access(R):
1-800-638-2587 toll free                        T. Rowe Price
                                                Financial Center
For assistance                                  10090 Red Run Blvd.
with your existing                              Owings Mills, MD 21117
fund account, call:
Shareholder Service Center                      Farragut Square
1-800-225-5132 toll free                        900 17th Street, N.W.
410-625-6500 Baltimore area                     Washington, D.C. 20006

To open a Discount Brokerage                    ARCO Tower
account or obtain information,                  31st Floor
call:   1-800-638-5660 toll free                515 South Flower St.
                                                Los Angeles, CA 90071
Internet address:
www.troweprice.com                              4200 West Cypress St.
                                                10th Floor
T. Rowe Price Associates                        Tampa, FL 33607
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Equity Market
Index Funds.


[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.           F24-051  6/30/98